Employee Benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee benefits

Note 21. Employee benefits

The balance of employee benefits is shown below:

	As at December 31,
	2023	2022
Defined benefit plans	38,106	35,091
Long-term benefit plan	1,815	1,554
Total employee benefits	39,921	36,645
Current	4,703	4,555
Non-current	35,218	32,090

Note 21.1. Defined benefit plans

Éxito Group has the following defined benefit plans:

a.	Retirement pension plan

Each employee will receive, upon retirement, a monthly pension payment, pension adjustments pursuant to legal regulations, survivor’s pension, assistance with funeral expenses and June and December bonuses established by law. Such amount depends on factors such as: employee age, time of service and salary.

Éxito Group is responsible for the payment of retirement pensions to employees who meet the following requirements: (a) employees who at January 1, 1967 had served more than 20 years (full liability), and (b) employees and former employees who at January 1, 1967 had served more than 10 years but less than 20 years (partial liability).

b.	Retroactive severance pay plan

Retroactivity of severance pay is estimated for those employees whom labor laws applicable are those prior to Law 50 of 1990, and who did not move to the new severance pay system. Under the plan, a retroactive amount as severance pay will be paid to employees upon retirement, after deduction of advance payments. This social benefit is calculated over the entire time of service, based on the latest salary earned.

Such benefits are estimated on an annual basis or whenever there are material changes, using the projected credit unit. During the years ended December 31, 2023, and 2022, there were no material changes in the methods or nature of assumptions applied when preparing the estimates and sensitivity analyses.

Balances and movement:

The following are balances and movement of defined benefit plans:

	Retirement pensions	Retroactive severance pay	Total
Balance at December 31, 2020	20,542	583	21,125
Cost of current service	-	15	15
Cost of past service	1,227	-	1,227
Interest expense	1,146	24	1,170
Actuarial loss (gain) from changes in experience	675	(57)	618
Actuarial gain from financial assumptions	(2,915)	(32)	(2,947)
Benefits paid	(2,242)	(172)	(2,414)
Balance at December 31, 2021	18,433	361	18,794
Cost of current service	16,419	11	16,430
Interest expense	2,655	26	2,681
Actuarial loss from changes in experience	118	40	158
Actuarial gain (losses) from financial assumptions	(3,290)	18	(3,272)
Benefits paid	(2,401)	(53)	(2,454)
Effect of exchange differences on translation	2,754	-	2,754
Balance at December 31, 2022	34,688	403	35,091
Cost of current service	1,839	11	1,850
Interest expense	1,939	51	1,990
Actuarial loss from changes in experience	1,386	21	1,407
Actuarial gain (losses) from financial assumptions	3,199	70	3,269
Benefits paid	(1,347)	(55)	(1,402)
Effect of exchange differences on translation	(4,099)	-	(4,099)
Balance at December 31, 2023	37,605	501	38,106

Actuarial assumptions used for calculation:

Discount rates, salary increase rates, future annuities rate, inflation rates and mortality rates are as follows:

	As at December 31,
	2023		2022
	Retirement pensions	Retroactive severance pay	Retirement pensions	Retroactive severance pay
Discount rate	11.00%	10.50%	13.7%	13.60%
Annual salary increase rate	5.5%	5.5%	5.5%	5.5%
Future annuities increase rate	4.5%	0.00%	4.5%	0.00%
Annual inflation rate	5.5%	5.5%	5.5%	5.5%
Mortality rate - men (years)	60-62	60-62	60-62	60-62
Mortality rate - women (years)	55-57	55-57	55-57	55-57
Mortality rate - men	0.001117% - 0.034032%	0.001117% - 0.034032%	0.001117% - 0.034032%	0.001117% - 0.034032%
Mortality rate - women	0.000627% - 0.019177%	0.000627% - 0.019177%	0.000627% - 0.019177%	0.000627% - 0.019177%

Employee turnover, disability and early retirement rates:

	As at December 31,
Years of service	2023	2022
From 0 to less than 5	22.27%	20.56%
From 5 to less than 10	10.84%	10.01%
From 10 to less than 15	6.38%	5.89%
From 15 to less than 20	4.76%	4.39%
From 20 to less than 25	3.65%	3.37%
25 and more	2.76%	2.54%

Sensitivity analysis:

A quantitative sensitivity analysis regarding a change in a relevant actuarial assumption, would affect in the following variation over defined benefit plans net liability, using for that sensitive analysis the assumptions for changes in discount rate and annual salary increase rate:

	As at December 31,
	2023		2022
Variation expressed in basis points	Retirement pensions	Retroactive severance pay	Retirement pensions	Retroactive severance pay
Discount rate + 25	(257)	(3)	(187)	(3)
Discount rate – 25	264	3	192	3
Discount rate + 50	(506)	(6)	(370)	(6)
Discount rate – 50	535	6	389	6
Discount rate + 100	(985)	(11)	(722)	(11)
Discount rate – 100	1,102	12	799	12
Annual salary increase rate + 25	N/A	5	N/A	5
Annual salary increase rate - 25	N/A	(5)	N/A	(5)
Annual salary increase rate + 50	N/A	9	N/A	10
Annual salary increase rate - 50	N/A	(9)	N/A	(10)
Annual salary increase rate + 100	N/A	18	N/A	20
Annual salary increase rate - 100	N/A	(18)	N/A	(19)

Contributions for the next years funded with Éxito Group’s own resources are foreseen as follows:

	As at December 31,
	2023		2022
Year	Retirement pensions	Retroactive severance pay	Retirement pensions	Retroactive severance pay
2023	-	-	2,427	59
2024	2,654	5	2,437	4
2025	2,656	270	2,419	185
2026	2,624	84	2,383	110
>2027	39,246	304	35,743	275
Total	47,180	663	45,409	633

Other considerations:

The average duration of the liability for defined benefit plans at December 31, 2023 is 6.2 years (December 31, 2022 - 5.5 years).

Éxito Group has no specific assets intended for guaranteeing the defined benefit plans.

The defined contribution plan expense at December 31, 2023 amounted to $125,235 (December 31, 2022 - $127,618).

Note 21.2. Long-term benefit plans

The long-term benefit plans involve a time-of-service bonus associated to years of service payable to the employees of Almacenes Éxito S.A. and to the employees of subsidiaries Logística, Transporte y Servicios Asociados S.A.S.

Such benefit is estimated on an annual basis or whenever there are material changes, using the projected credit unit. During the years ended December 31, 2023, and 2022, there were no material changes in the methods or nature assumptions applied when preparing the estimates and sensitivity analyses.

During 2015 Almacenes Éxito S.A. reached agreement with several employees who voluntarily decided to replace the time-of-service bonus with a special single one-time bonus.

Balances and movement:

The following are balances and movement of the long-term defined benefit plan:

Balance at December 31, 2020	1,779
Cost of current service	74
Interest expense	89
Actuarial loss from change in experience	75
Benefits paid	(246)
Actuarial gain from financial assumptions	(187)
Balance at December 31, 2021	1,584
Cost of current service	78
Past service cost	(13)
Interest expense	115
Actuarial loss from change in experience	200
Benefits paid	(93)
Actuarial gain from financial assumptions	(317)
Balance at December 31, 2022	1,554
Cost of current service	64
Past service cost	(128)
Interest expense	205
Actuarial loss from change in experience	87
Actuarial loss from financial assumptions	241
Benefits paid	(208)
Balance at December 31, 2023	1,815

Actuarial assumptions used to make the calculations:

Discount rates, salary increase rates, inflation rates and mortality rates are as follows:

	As at December 31,
	2023	2022
Discount rate	10.80%	13.60%
Annual salary increase rate	5.5%	5.5%
Annual inflation rate	5.5%	5.5%
Mortality rate - men	0.001117% - 0.034032%	0.001117% - 0.034032%
Mortality rate - women	0.000627% - 0.019177%	0.000627% - 0.019177%

Employee turnover, disability and early retirement rates are as follows:

	As at December 31,
Years of service	2023	2022
From 0 to less than 5	22.27%	20.56%
From 5 to less than 10	10.84%	10.01%
From 10 to less than 15	6.38%	5.89%
From 15 to less than 20	4.76%	4.39%
From 20 to less than 25	3.65%	3.37%
25 and more	2.76%	2.54%

Sensitivity analysis:

A quantitative sensitivity analysis regarding a change in a relevant actuarial assumption, would affect in the following variation over long-term benefit plans net liability, using for that sensitive analysis the assumptions for changes in discount rate and annual salary increase rate:

	As at December 31,
Variation expressed in basis points	2023	2022
Discount rate + 25	(18)	(15)
Discount rate - 25	18	16
Discount rate + 50	(35)	(31)
Discount rate - 50	37	32
Discount rate + 100	(70)	(60)
Discount rate - 100	76	65
Annual salary increase rate + 25	19	17
Annual salary increase rate - 25	(19)	(17)
Annual salary increase rate + 50	39	34
Annual salary increase rate - 50	(38)	(33)
Annual salary increase rate + 100	79	70
Annual salary increase rate - 100	(74)	(65)

Contributions for the next years funded with Éxito Group’s own resources are foreseen as follows:

	As at December 31,
Year	2023	2022
2023	-	207
2024	342	349
2025	433	385
2026	288	255
>2027	1,910	1,786
Total	2,973	2,982

Other considerations:

The average duration of the liability for long-term benefits at December 31, 2023 is 4.3 years (December 31, 2022 - 4.3 years).

Exito Group has not devoted specific assets to guarantee payment of the time-of-service bonus.

The effect on the statement of profit or loss from the long-term benefit plan at December 31, 2023 was recognized as an expense in the amount of $161 (December 31, 2022 was recognized as an income in the amount of $82).